The movement in the expected credit loss provision can be reconciled as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected credit loss provision, beginning balance	$ (67,466)	$ (357,920)
Increase in provision for expected credit loss		(28,725)
Write-offs		319,174
Recoveries	8,504
Effect of movement in exchange rates	490	5
Expected credit loss provision, ending balance	$ (58,472)	$ (67,466)